Income Taxes (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets:
Net operating loss carryforwards	$ 3,306,431	$ 1,245,414
Research and development credits	134,724
Accruals, reserves and other	14,597	$ 11,534
Depreciation and amortization	35,322
Stock-based compensation	405,160
Total deferred tax asset	3,896,234	$ 1,256,948
Valuation allowance	(3,889,501)	$ (1,256,948)
Deferred tax liabilities
Depreciation and amortization	$ (6,733)
Net deferred tax assets